Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Gains and losses on trading securities	$ (18.2)	$ 3.3
Net realized gains/losses transferred from accumulated other comprehensive income	4.7	8.2	8.6
Charges to other comprehensive income from other-than-temporary impairment related to non-credit factors	0
Seed Money [Member]
Schedule of Available-for-sale Securities [Line Items]
Other-than-temporary impairment charges on seed money investments	$ 0.8	$ 1.0
Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage Ownership In Private Equity, Real Estate, and Other Entities	5.00%